Income Taxes - Components of Income Taxes Paid, Net of Refunds Received (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
US federal	$ 196.9
US state and local	24.1
Foreign income tax paid	155.9
Net income taxes paid	376.9	$ 328.5	$ 215.2
US [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
US income tax paid	221.0
China [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign income tax paid	25.5
Other - Foreign [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Foreign income tax paid	$ 130.4